UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.6%
Honeywell International, Inc.,
5.30%, 3/15/17	$1,155	$1,308,761
Lockheed Martin Corp.,
6.15%, 9/01/36	1,020	1,180,169
Northrop Grumman Systems Corp.,
7.88%, 3/01/26	1,000	1,316,945
United Technologies Corp.,
6.05%, 6/01/36	1,900	2,166,980

		5,972,855

Automobiles — 0.6%
Daimler Finance North America LLC,
5.75%, 9/08/11	2,000	2,082,684

Beverages — 2.8%
Anheuser-Busch InBev Worldwide, Inc.,
8.20%, 1/15/39(a)	1,800	2,368,040
Bottling Group LLC,
5.13%, 1/15/19	1,425	1,583,299
Diageo Finance BV,
5.50%, 4/01/13	2,300	2,528,533
PepsiCo, Inc.,
7.90%, 11/01/18	1,250	1,616,198
SABMiller Plc,
5.70%, 1/15/14(a)	1,850	2,045,010

		10,141,080

Capital Markets — 7.1%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	325	339,543
The Bank of New York Mellon Corp.,
4.50%, 4/01/13	1,000	1,077,258
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,715,734
6.25%, 9/01/17	1,500	1,587,641
6.15%, 4/01/18	525	549,946
7.50%, 2/15/19	2,230	2,492,647
5.38%, 3/15/20	1,685	1,664,976
Morgan Stanley:
5.63%, 1/09/12	7,400	7,700,063
6.25%, 8/28/17	885	899,723
7.30%, 5/13/19	1,625	1,747,556
5.63%, 9/23/19	400	386,965
5.50%, 1/26/20	2,125	2,055,725
Nomura Holdings, Inc.,
5.00%, 3/04/15	1,775	1,875,600

		26,093,377

Chemicals — 0.3%
The Dow Chemical Co.:
8.55%, 5/15/19	450	550,851
9.40%, 5/15/39	350	486,776

		1,037,627

Commercial Banks — 9.0%
Barclays Bank Plc,
2.50%, 1/23/13	1,275	1,269,838
HSBC Bank USA N.A.,
4.63%, 4/01/14	7,100	7,477,869
HSBC Holdings Plc,
6.80%, 6/01/38	680	732,823
Itau Unibanco Holding SA,
6.20%, 4/15/20	1,315	1,347,875
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17	3,500	3,788,956
6.00%, 10/01/17	3,125	3,403,006
Lloyds TSB Bank Plc,
5.80%, 1/13/20(a)	1,325	1,250,661
The Northern Trust Corp.,
4.60%, 2/01/13	125	133,379
Rabobank Nederland NV,
4.75%, 1/15/20(a)	900	924,073
Royal Bank of Scotland Group Plc,
5.00%, 11/12/13	3,000	2,892,302
Standard Chartered Plc,
5.50%, 11/18/14(a)	2,200	2,386,382
UBS AG,
5.88%, 12/20/17	665	703,887
Wells Fargo & Co.,
4.38%, 1/31/13(b)	5,015	5,301,718
Westpac Banking Corp.,
4.88%, 11/19/19	1,150	1,187,679

		32,800,448

Commercial Services & Supplies — 0.6%
Tyco International Finance SA:
3.38%, 10/15/15	950	980,596
8.50%, 1/15/19	1,000	1,292,705

		2,273,301

Communications Equipment — 0.5%
Cisco Systems, Inc.,
5.90%, 2/15/39	700	778,096
Harris Corp.,
6.38%, 6/15/19	825	924,911

		1,703,007

Computers & Peripherals — 0.1%
International Business Machines Corp.,
5.70%, 9/14/17	210	244,079

Consumer Finance — 0.5%
SLM Corp.,
5.40%, 10/25/11	1,780	1,769,464

Diversified Financial Services — 8.3%
AngloGold Ashanti Holdings Plc:
5.38%, 4/15/20	1,000	1,015,261
6.50%, 4/15/40	600	618,928
Bank of America Corp.:
5.38%, 8/15/11	2,205	2,291,019
6.50%, 8/01/16	6,840	7,402,398
5.63%, 7/01/20	475	478,773
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,163,866
4.75%, 5/19/15	785	784,584
5.30%, 1/07/16	1,000	1,011,746

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	ACA Financial Guaranty Corp.	GNMA	Government National Mortgage Association
	AGC	Assured Guaranty Ltd.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	LIBOR	London InterBank Offered Rate
	BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
	FHLMC	Federal Home Loan Mortgage Corp.	S/F	Single Family
	FNMA	Federal National Mortgage Association	USD	US Dollar

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
CME Group Index Services LLC,
4.40%, 3/15/18(a)	$1,700	$1,732,329
Crown Castle Towers LLC,
6.11%, 1/15/20(a)	1,450	1,591,453
General Electric Capital Corp.:
2.80%, 1/08/13	2,200	2,224,429
6.75%, 3/15/32	1,075	1,156,955
6.15%, 8/07/37	1,950	1,978,300
HSBC Finance Corp.,
6.75%, 5/15/11	450	468,446
Iberdrola Finance Ireland Ltd.,
3.80%, 9/11/14(a)	750	745,814
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16(a)	825	802,313
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	1,350	1,395,012
7.75%, 5/14/38	500	534,774

		30,396,400

Diversified Telecommunication Services — 5.3%
American Tower Corp.,
4.63%, 4/01/15	2,500	2,600,593
AT&T Inc.:
5.63%, 6/15/16	1,500	1,700,145
6.50%, 9/01/37	890	987,143
Qwest Corp.,
8.38%, 5/01/16	2,000	2,185,000
Telecom Italia Capital SA,
5.25%, 11/15/13	3,710	3,832,044
Telefonica Emisiones SAU,
7.05%, 6/20/36	1,075	1,189,348
Verizon Communications, Inc.:
6.10%, 4/15/18	3,350	3,803,181
6.25%, 4/01/37	1,625	1,745,791
6.90%, 4/15/38	925	1,081,058
Verizon Maryland, Inc.,
6.13%, 3/01/12	305	326,011

		19,450,314

Electric Utilities — 5.4%
Carolina Power & Light Co.,
6.30%, 4/01/38	750	893,581
The Cleveland Electric Illuminating Co.,
5.65%, 12/15/13	450	485,071
Duke Energy Carolinas LLC,
5.25%, 1/15/18	450	504,766
Florida Power & Light Co.,
5.95%, 2/01/38	1,825	2,084,604
Jersey Central Power & Light Co.,
5.65%, 6/01/17	1,710	1,862,192
Kiowa Power Partners LLC,
4.81%, 12/30/13(a)	11	11,670
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,413,808
5.75%, 4/01/18	1,475	1,650,085
Ohio Edison Co.,
6.40%, 7/15/16	190	212,098
PacifiCorp,
6.00%, 1/15/39	1,300	1,493,370
Progress Energy, Inc.,
4.88%, 12/01/19	2,200	2,313,771
Southern California Edison Co.,
5.35%, 7/15/35	825	876,464
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,348,675
6.00%, 1/15/36	1,550	1,720,826

		19,870,981

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.,
4.45%, 9/14/12	850	886,957

Energy Equipment & Services — 0.6%
Halliburton Co.,
7.45%, 9/15/39	800	950,027
Transocean, Inc.,
6.00%, 3/15/18	1,575	1,449,555

		2,399,582

Food & Staples Retailing — 2.4%
CVS Caremark Corp.,
5.75%, 6/01/17	4,450	4,950,545
Tesco Plc,
5.50%, 11/15/17(a)	1,340	1,489,236
Wal-Mart Stores, Inc.:
2.88%, 4/01/15	1,430	1,483,163
5.25%, 9/01/35	675	710,913

		8,633,857

Food Products — 2.4%
General Mills, Inc.,
5.20%, 3/17/15	1,125	1,261,971
Kraft Foods, Inc.:
6.50%, 8/11/17	2,075	2,410,150
5.38%, 2/10/20	3,700	3,964,739
6.50%, 11/01/31	375	411,711
6.88%, 2/01/38	625	726,442

		8,775,013

Gas Utilities — 0.3%
Atmos Energy Corp.,
8.50%, 3/15/19	800	1,005,456

Health Care Equipment & Supplies — 1.9%
CareFusion Corp.,
6.38%, 8/01/19	2,250	2,570,242
Covidien International Finance SA,
6.00%, 10/15/17	2,300	2,669,070
Hospira, Inc.,
6.05%, 3/30/17	1,660	1,868,962

		7,108,274

Industrial Conglomerates — 0.6%
Holcim US Finance S.a.r.l. & Cie S.C.S.,
6.00%, 12/30/19(a)	1,175	1,253,449
Hutchison Whampoa International Ltd.,
4.63%, 9/11/15(a)	1,000	1,043,436

		2,296,885

Insurance — 5.7%
Chubb Corp.,
6.00%, 5/11/37	400	432,586
Hartford Life Global Funding Trusts:
5.20%, 2/15/11	575	585,725
0.40%, 1/17/12(c)	1,350	1,317,522
Lincoln National Corp.,
6.15%, 4/07/36	1,500	1,432,800
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(a)	1,200	1,596,708
MetLife, Inc.,
5.38%, 12/15/12	4,400	4,717,983
Metropolitan Life Global Funding I,
5.13%, 4/10/13(a)	2,550	2,758,006
Pacific Life Insurance Co.,
9.25%, 6/15/39(a)	1,230	1,524,316
Pricoa Global Funding I,
5.40%, 10/18/12(a)	2,125	2,286,383
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,277,710
6.63%, 12/01/37	875	917,709
8.88%, 6/15/38(c)	850	896,750
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)	1,050	1,222,982

		20,967,180

Machinery — 0.8%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	2,395	2,662,660
Siemens Financieringsmat,
5.50%, 2/16/12(a)	100	106,225

		2,768,885

Media — 9.4%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	3,000	3,473,904

2	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media (concluded)
Comcast Corp.:
6.50%, 11/15/35	$1,375	$1,495,319
6.55%, 7/01/39	1,725	1,886,429
Cox Communications, Inc.:
7.13%, 10/01/12	2,250	2,500,004
4.63%, 6/01/13	5,000	5,331,235
8.38%, 3/01/39(a)	1,000	1,359,332
Discovery Communications LLC,
6.35%, 6/01/40	205	219,081
Grupo Televisa SA,
6.63%, 1/15/40	900	937,730
NBC Universal, Inc.,
6.40%, 4/30/40	900	961,381
News America, Inc.:
7.28%, 6/30/28	1,075	1,204,799
6.40%, 12/15/35	1,500	1,632,507
6.90%, 8/15/39	900	1,032,874
TCM Sub LLC,
3.55%, 1/15/15(a)	1,750	1,789,315
Thomson Reuters Corp.,
5.95%, 7/15/13	2,300	2,571,267
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,195,902
8.25%, 4/01/19	1,120	1,377,378
5.00%, 2/01/20	850	869,245
Time Warner, Inc.:
6.88%, 5/01/12	1,000	1,089,444
4.88%, 3/15/20	2,300	2,371,926
Turner Broadcasting System, Inc.,
8.38%, 7/01/13	25	29,218

		34,328,290

Metals & Mining — 1.6%
Anglo American Capital Plc,
9.38%, 4/08/19(a)	1,460	1,877,842
Barrick Australia Finance Pty Ltd.,
5.95%, 10/15/39	710	756,602
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	800	880,000
Newmont Mining Corp.,
6.25%, 10/01/39	675	736,639
Southern Copper Corp.,
6.75%, 4/16/40	1,500	1,482,717
Xstrata Canada Corp.,
6.00%, 10/15/15	75	81,157

		5,814,957

Multiline Retail — 0.3%
JC Penney Corp., Inc.,
5.75%, 2/15/18	550	551,375
Kohl’s Corp.,
6.88%, 12/15/37	460	555,756

		1,107,131

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.,
6.50%, 5/01/18	850	940,121
Sempra Energy,
6.50%, 6/01/16	975	1,118,811

		2,058,932

Oil, Gas & Consumable Fuels — 6.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,705	1,467,488
6.45%, 9/15/36	375	298,305
Canadian Natural Resources Ltd.:
5.70%, 5/15/17	1,645	1,841,224
5.90%, 2/01/18	1,125	1,260,026
6.25%, 3/15/38	1,110	1,213,469
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)	1,650	1,894,377
CenterPoint Energy Resources Corp.,
7.88%, 4/01/13	325	372,409
ConocoPhillips:
6.00%, 1/15/20	2,750	3,222,486
6.50%, 2/01/39	450	543,428
DCP Midstream LLC,
5.35%, 3/15/20(a)	750	766,845
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	505,799
5.25%, 1/31/20	1,700	1,750,184
6.45%, 9/01/40	800	840,706
Kinder Morgan Energy Partners LP,
7.30%, 8/15/33	1,400	1,531,093
Shell International Finance BV:
3.10%, 6/28/15	950	964,701
6.38%, 12/15/38	1,250	1,493,380
Valero Energy Corp.,
6.63%, 6/15/37	850	827,597
Williams Partners LP:
5.25%, 3/15/20(a)	1,300	1,329,337
6.30%, 4/15/40	325	326,531
XTO Energy, Inc.,
6.75%, 8/01/37	1,610	2,074,086

		24,523,471

Paper & Forest Products — 1.1%
Celulosa Arauco y Constitucion SA,
7.25%, 7/29/19	900	1,041,620
International Paper Co.:
7.95%, 6/15/18	1,150	1,369,180
7.50%, 8/15/21	720	843,045
Weyerhaeuser Co.,
7.13%, 7/15/23	750	755,330

		4,009,175

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	900	1,003,240
Merck & Co, Inc.,
6.55%, 9/15/37	1,275	1,585,972
Roche Holding, Inc.,
6.00%, 3/01/19(a)	2,400	2,795,743
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,734,798
6.15%, 2/01/36	1,000	1,161,058
Watson Pharmaceuticals, Inc.,
5.00%, 8/15/14	1,025	1,097,914
Wyeth:
5.50%, 2/15/16	1,110	1,272,340
5.45%, 4/01/17	1,500	1,713,102
5.95%, 4/01/37	1,175	1,330,980

		14,695,147

Real Estate Investment Trusts (REITs) — 0.3%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	53	57,363
WEA Finance LLC/WT Finance Australia Pty Ltd.,
5.75%, 9/02/15(a)	1,075	1,162,057

		1,219,420

Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	475,040
5.75%, 5/01/40	500	528,845
Canadian National Railway Co.,
6.25%, 8/01/34	1,100	1,297,375
Canadian Pacific Railway Co.,
7.25%, 5/15/19	500	595,353

		2,896,613

Semiconductors & Semiconductor Equipment — 0.5%
National Semiconductor Corp.,
3.95%, 4/15/15	1,925	1,950,837

Software — 0.6%
Oracle Corp.,
5.25%, 1/15/16	2,100	2,382,933

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Tobacco — 0.9%
Altria Group, Inc.,
9.25%, 8/06/19	$1,320	$1,647,500
Philip Morris International, Inc.,
5.65%, 5/16/18	1,385	1,515,083

		3,162,583

Wireless Telecommunication Services — 3.3%
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,362,050
5.00%, 3/30/20(a)	1,600	1,653,077
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	1,150	1,495,160
Rogers Communications, Inc.:
7.50%, 3/15/15	2,125	2,535,841
6.80%, 8/15/18	1,525	1,802,712
Vodafone Group Plc:
5.75%, 3/15/16	2,000	2,214,520
6.15%, 2/27/37	1,025	1,062,768

		12,126,128

Total Corporate Bonds — 87.1%		318,953,323

Foreign Agency Obligations
CDP Financial, Inc.,
4.40%, 11/25/19(a)	1,700	1,745,609
EDF SA,
6.50%, 1/26/19(a)	1,860	2,164,315
Nakilat, Inc.,
6.07%, 12/31/33(a)	25	24,369
Petrobras International Finance Co.:
5.88%, 3/01/18	2,350	2,418,580
7.88%, 3/15/19	450	514,871
6.88%, 1/20/40	1,825	1,839,934

Total Foreign Agency Obligations — 2.4%		8,707,678

Foreign Government Obligations
Mexico — 0.9%
United Mexican States:
5.88%, 2/17/14	1,775	1,947,175
5.95%, 3/19/19	1,100	1,221,000

		3,168,175

Poland — 0.1%
Poland Government International Bond,
6.38%, 7/15/19	450	497,801

United Arab Emirates — 0.5%
Emirate of Abu Dhabi Notes,
6.75%, 4/08/19(a)	1,750	2,000,456

Total Foreign Government Obligations — 1.5%		5,666,432

Preferred Securities
Capital Trusts
Commercial Banks — 0.3%
Rabobank Capital Funding II,
5.26%(a)(c)(d)	75	66,555
State Street Capital Trust IV,
1.54%, 6/15/37(c)	1,075	769,061
Wachovia Capital Trust III,
5.80%(c)(d)	225	178,875

		1,014,491

Diversified Financial Services — 2.2%
Capital One Capital V,
10.25%, 8/15/39	1,670	1,761,850
Credit Suisse Guernsey,
5.86%(c)(d)	4,250	3,750,625
JPMorgan Chase Capital XXII,
6.45%, 2/02/37	200	188,785
JPMorgan Chase Capital XXIII,
1.44%, 5/15/47(c)	500	365,805
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	1,225	1,245,749
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(e)(f)	4,070	407
UBS Capital XIII Trust,
6.63%, 12/15/39	950	1,001,623

		8,314,844

Insurance — 0.5%
Lincoln National Corp.,
7.00%, 5/17/66(c)	875	728,437
New York Life Insurance Co.,
6.75%, 11/15/39(a)	925	1,080,490

		1,808,927

Total Preferred Securities — 3.0%		11,138,262

Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40	1,000	1,083,590
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	2,325	2,875,816
State of California GO:
7.55%, 4/01/39	1,920	2,092,742
7.35%, 11/01/39	475	499,819
State of Illinois GO:
4.42%, 1/01/15	1,100	1,103,608
5.10%, 6/01/33	725	574,055

Total Taxable Municipal Bonds — 2.3%		8,229,630

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
Fannie Mae,
5.25%, 10/09/19(b)(g)	2,250	1,390,995

U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes,
3.50%, 5/15/20	1,460	1,527,977

Total Long-Term Investments (Cost — $333,808,194) — 97.1%		355,614,297

	Shares
Short-Term Securities
Dreyfus Treasury Prime,
0.00%(h)	13,597,301	13,597,301

Total Short-Term Securities (Cost — $13,597,301) — 3.7%		13,597,301

4	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $347,405,495*) — 100.8%	$369,211,598
Liabilities in Excess of Other Assets — (0.8)%	(3,080,717)

Net Assets — 100.0%	$366,130,881

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$347,405,495

Gross unrealized appreciation	$28,069,252
Gross unrealized depreciation	(6,263,149)

Net unrealized appreciation	$21,806,103

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank, Plc	0.22%	4/05/10	Open	$1,283,174	$1,282,500
Credit Suisse International	0.35%	4/15/10	Open	$5,065,740	5,062,000

Total					$6,344,500

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
177	U.S. Treasury Notes (2 Year)	September 2010	$38,732,578	$132,318
71	U.S. Treasury Bonds (20 Year)	September 2010	$9,052,500	252,762

Total				$385,080

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
106	U.S. Treasury Notes (5 Year)	September 2010	$12,545,266	$(136,304)
378	U.S. Treasury Notes (10 Year)	September 2010	$46,322,719	(730,510)
4	Ultra Treasury Bonds	September 2010	$543,250	(28,273)

Total				$(895,087)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.33%(a)	3-month LIBOR	UBS AG	June 2015	USD	10,200	$145,808
3.87%(a)	3-month LIBOR	Morgan Stanley	April 2020	USD	11,300	(950,360)
3.74%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	11,200	798,204

Total						$(6,348)

(a)	Fund pays floating interest rate and receives fixed rate.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	5

Schedule of Investments (concluded)	Series C Portfolio

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$355,614,297	—	$355,614,297
Short-Term Securities	$13,597,301	—	—	13,597,301

Total	$13,597,301	$355,614,297	—	$369,211,598

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$385,080	$944,012	—	$1,329,092
Liabilities:
Interest rate contracts	(895,087)	(950,360)	—	(1,845,447)

Total	$(510,007)	$(6,348)	—	$(516,355)

[2]	Derivative financial instruments are financial futures contracts and swaps which are shown at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2009-A, Class A2,
1.32%, 3/15/12(a)	$878	$880,213
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3,
3.04%, 10/15/13	1,200	1,227,091
Bank of America Auto Trust:
Series 2009-2A, Class A2,
1.16%, 2/15/12(a)	1,663	1,665,249
Series 2010-1A, Class A2,
0.75%, 6/15/12(a)	4,825	4,824,269
Series 2009-2A, Class A3,
2.13%, 9/15/13(a)	2,185	2,213,403
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A,
4.98%, 5/15/11	77	77,331
Capital One Auto Finance Trust, Series 2006-B, Class A4,
0.36%, 7/15/13(b)	2,712	2,705,141
CarMax Auto Owner Trust, Series 2009-1, Class A3,
4.12%, 3/15/13	2,680	2,752,414
Chase Issuance Trust, Series 2009-A7, Class A7,
0.80%, 9/15/10(b)	3,000	3,001,991
Ford Credit Auto Owner Trust:
Series 2009-D, Class A2,
1.21%, 1/15/12	878	879,137
Series 2009-A, Class A3A,
3.96%, 5/15/13	2,900	2,972,853
Series 2009-D, Class A3,
2.17%, 10/15/13	1,000	1,013,528
Series 2009-A, Class A4,
6.07%, 5/15/14	2,720	2,992,530
Harley-Davidson Motorcycle Trust:
Series 2009-4, Class A2,
1.16%, 10/15/12	1,000	1,001,052
Series 2009-3, Class A4,
2.54%, 4/17/17	1,000	1,023,469
SLM Student Loan Trust:
Series 2008-5, Class A2,
1.42%, 10/25/16(b)	775	786,639
Series 2008-5, Class A3,
1.62%, 1/25/18(b)	10,000	10,308,033
USAA Auto Owner Trust, Series 2006-4, Class A4,
4.98%, 10/15/12	2,186	2,209,753
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A2,
0.66%, 5/21/12	2,400	2,398,350
World Omni Auto Receivables Trust:
Series 2006-B, Class A4,
5.12%, 6/15/12	208	210,369
Series 2007-BA, Class B,
5.98%, 4/15/15(a)	3,635	3,814,823

Total Asset-Backed Securities — 13.0%		48,957,638

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 38.4%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2,
6.50%, 4/15/11	4,422	4,511,382
Series 2001-PB1, Class A2,
5.79%, 8/11/11	4,234	4,355,036
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6,
4.75%, 10/13/14	7,355	7,545,158
Series 2000-WF2, Class A2,
7.32%, 10/15/32	263	263,143
Series 2001-TOP2, Class A2,
6.48%, 2/15/35	990	1,011,625
Series 2005-PW10, Class A4,
5.41%, 12/11/40(b)	1,000	1,051,160
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2,
7.32%, 9/15/10	2,506	2,508,051
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5,
5.62%, 10/15/48	500	512,101
Series 2008-C7, Class A2A,
6.03%, 12/10/49	5,000	5,257,846
Commercial Mortgage Asset Trust:
Series 1999-C1, Class A3,
6.64%, 1/17/32	29	29,428
Series 2006-C8, Class A3,
5.31%, 12/10/46	5,000	5,162,846
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4,
6.51%, 1/15/11	568	571,646
Series 2002-CKN2, Class A2,
5.94%, 9/15/11	1,656	1,674,335
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3,
5.71%, 2/15/39(b)	4,820	5,106,267
Series 2006-C4, Class A3,
5.47%, 9/15/39	5,770	5,670,603
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B,
7.18%, 11/10/33	254	254,350
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2,
7.20%, 9/15/10	649	648,626
Series 2001-C3, Class A3,
6.42%, 6/15/11	260	269,069
GE Capital Commercial Mortgage Corp.:
Series 2001-2, Class A4,
6.29%, 8/11/33	3,100	3,198,735
Series 2004-C2, Class A4,
4.89%, 3/10/40	1,040	1,089,976
Series 2005-C1, Class A2,
4.35%, 6/10/48	2,932	2,963,294
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2,
6.96%, 11/15/10	3,259	3,283,560
Series 2002-C3, Class B,
5.10%, 7/10/39(b)	1,000	1,037,889
Series 2003-C2, Class A2,
5.66%, 5/10/40(b)	3,465	3,752,652
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B,
5.10%, 11/11/12(b)	1,000	1,036,809
Series 2007-GG9, Class A4,
5.44%, 1/10/17	3,000	3,005,478
Series 2003-C1, Class A3,
3.86%, 7/05/35	250	254,766
Series 2005-GG3, Class A2,
4.31%, 8/10/42	2,666	2,693,650
Series 2005-GG3, Class A3,
4.57%, 8/10/42	1,335	1,351,592
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
6.00%, 8/10/45(b)	11,705	11,508,013
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3,
6.43%, 6/15/11	5,506	5,676,518
Series 2001-C1, Class A3,
5.86%, 10/12/11	3,221	3,342,439

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	7

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2001-CIB3, Class A3,
6.47%, 12/15/11	$3,454	$3,610,334
Series 2001-CIBC, Class A3,
6.26%, 3/15/33	1,091	1,106,191
Series 2005-CB12, Class A4,
4.90%, 9/12/37	280	293,382
Series 2006-LDP7, Class A4,
6.06%, 4/15/45(b)	2,105	2,243,205
Series 2006-LDP9, Class A25,
5.30%, 5/15/47	4,820	4,931,648
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2,
4.06%, 8/15/10	413	413,087
Series 2001-WM, Class A1,
6.16%, 7/14/11(a)	274	278,946
Series 2004-C4, Class A4,
5.44%, 6/15/29(b)	220	232,689
Series 2005-C5, Class A2,
4.89%, 9/15/30	1,703	1,748,841
Series 2006-C3, Class A4,
5.66%, 3/15/39(b)	355	367,017
Series 2007-C2, Class A2,
5.30%, 2/15/40	9,455	9,766,779
Series 2007-C7, Class A2,
5.59%, 9/15/45	5,000	5,194,594
Morgan Stanley Capital I, Series 2007-IQ15, Class A2,
5.84%, 8/11/12(b)	4,100	4,299,362
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2,
6.59%, 11/18/10	1,224	1,227,045
Series 2001-C1, Class A3,
6.43%, 3/18/11	3,791	3,881,825
Series 2001-C2, Class A3,
6.50%, 10/13/11	5,415	5,645,228
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1,
5.67%, 8/15/39(b)	2,323	2,384,323
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2,
5.50%, 10/15/48	5,400	5,524,418

Total Non-Agency Mortgage-Backed Securities — 38.4%		143,746,957

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.3%
Freddie Mac:
Series 3128, Class BA,
5.00%, 1/15/24	67	67,975
Series 2864, Class NA,
5.50%, 10/15/27-1/15/31	2,748	2,826,419
Series 2511, Class IG,
5.37%, 5/01/36(b)	1,693	1,776,049

		4,670,443

Federal Deposit Insurance Corporation Guaranteed — 2.9%
Citibank, N.A.,
1.38%, 8/10/11	5,325	5,376,019
Citigroup Funding, Inc.,
2.25%, 12/10/12	5,320	5,476,424

		10,852,443

Mortgage-Backed Securities — 20.3%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/25/14	6,700	6,730,096
3.00%, 9/16/14	7,030	7,377,289
Freddie Mac Mortgage-Backed Securities,
3.00%, 7/28/14	7,045	7,417,434
Ginnie Mae Mortgage-Backed Securities,
5.50%, 7/01/40(c)	50,725	54,656,188

		76,181,007

Total U.S. Government Sponsored Agency Securities — 24.5%		91,703,893

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39(d)	10,000	9,289,060
4.25%, 5/15/39(d)	10,000	10,573,440
4.50%, 8/15/39	15,700	17,292,074
4.38%, 11/15/39	12,000	12,954,372
U.S. Treasury Inflation Indexed Bonds,
1.75%, 1/15/28(d)	2,315	2,443,548
U.S. Treasury Notes,
3.63%, 2/15/20	5,900	6,233,716

Total U.S. Treasury Obligations — 15.7%		58,786,210

Total Long-Term Investments (Cost — $332,016,505) — 91.6%		343,194,698

	Shares
Short-Term Securities
Dreyfus Treasury Prime,
0.00%(e)	85,045,274	85,045,274

Total Short-Term Securities (Cost — $85,045,274) — 22.7%		85,045,274

Total Investments (Cost — $417,061,779*) — 114.3%		428,239,972
Liabilities in Excess of Other Assets — (14.3)%		(53,642,132)

Net Assets — 100.0%		$374,597,840

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$417,061,779

Gross unrealized appreciation	$11,533,984
Gross unrealized depreciation	(355,791)

Net unrealized appreciation	$11,178,193

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank, Plc	$54,656,188	—

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

8	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (concluded)	Series M Portfolio

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
471	U.S. Treasury Notes (5 Year)	September 2010	$55,743,586	$809,279
459	U.S. Treasury Notes (10 Year)	September 2010	$57,660,656	1,815,663
203	Ultra Treasury Bonds	September 2010	$27,569,938	992,520

Total				$3,617,462

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
278	U.S. Treasury Notes (2 Year)	September 2010	$60,834,219	$(260,379)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$45,142,815	$3,814,823	$48,957,638
Non-Agency Mortgage-Backed Securities	—	143,746,957	—	143,746,957
U.S. Government Sponsored Agency Securities	—	91,703,893	—	91,703,893
U.S. Treasury Obligations	—	58,786,210	—	58,786,210
Short-Term Securities	$85,045,274	—	—	85,045,274

Total	$85,045,274	$339,379,875	$3,814,823	$428,239,972

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$3,617,462	—	—	$3,617,462
Liabilities:
Interest rate contracts	(260,379)	—	—	(260,379)

Total	$3,357,083	—	—	$3,357,083

[1]	Derivative financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Assets:
Balance, as of March 31, 2010	$3,844,994
Accrued discounts/premiums	(24,766)
Net change in unrealized appreciation (depreciation)[2]	(5,405)
Transfers in3	—
Transfers out[3]	—

Balance, as of June 30, 2010	$3,814,823

[2]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $(5,405).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	9

Schedule of Investments June 30, 2010 (Unaudited)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 2.4%
Pima County IDA, RB, Tucson Electric Power, Series A,
6.38%, 9/01/29	$250	$254,193

California — 10.5%
California Statewide Communities Development Authority, RB:
Senior Living Southern California,
6.63%, 11/15/24	110	116,892
John Muir Health,
5.13%, 7/01/39	25	24,247
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed,
5.88%, 2/15/34	125	137,700
State of California, GO, Various Purpose,
6.50%, 4/01/33	485	541,847
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A,
5.88%, 1/01/29	250	272,040

		1,092,726

District of Columbia — 2.7%
Metropolitan Washington Airports Authority, RB, Capital Appreciation, 2nd Senior Lien, Series B, (AGC),
6.11%, 10/01/31(a)	1,000	278,290

Florida — 15.9%
Florida Housing Finance Corp., RB:
Willow Lake Apartments, Series J-1, (AMBAC), AMT,
5.35%, 7/01/27	100	93,131
Homeowner Mortgage, Series 1, (GNMA, FNMA, FHLMC), AMT,
6.00%, 7/01/39	400	415,096
Hillsborough County Aviation Authority, Florida, RB, Series A, (AGC), AMT,
5.50%, 10/01/38	500	508,575
Hillsborough County IDA, RB, National Gypsum, Series B, AMT,
7.13%, 4/01/30	250	234,765
Jacksonville Port Authority, RB, (AGC), AMT,
6.00%, 11/01/38	400	409,660

		1,661,227

Georgia — 2.1%
Thomasville Hospital Authority, RB, Anticipation Certificates, John D. Archbold,
5.38%, 11/01/40	225	220,205

Illinois — 8.5%
Illinois Finance Authority, RB:
Edward Hospital, Series A, Remarketed, (AMBAC),
6.25%, 2/01/33	400	422,948
Children’s Memorial Hospital, Series A, (AGC),
5.25%, 8/15/33	250	255,287
Friendship Village of Schaumbu,
7.13%, 2/15/39	210	209,975

		888,210

Indiana — 2.0%
Indiana Finance Authority, Refunding, RB, Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	200	204,122

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health Systems, Series A,
6.38%, 6/01/40	125	128,176

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	250	257,830

Michigan — 11.3%
Advanced Technology Academy, RB,
6.00%, 11/01/37	200	180,688
City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed, (BHAC),
5.50%, 7/01/35	500	520,335
County of Wayne Michigan, GO, Building Improvement, Series A,
6.75%, 11/01/39	100	105,625
Michigan State Hospital Finance Authority, Refunding, RB, Henry Ford Health,
5.75%, 11/15/39	375	368,190

		1,174,838

New Jersey — 4.8%
New Jersey Health Care Facilities Financing Authority, RB, St. Joseph’s Healthcare System,
6.63%, 7/01/38	185	190,961
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT,
5.38%, 4/01/30	175	179,364
Tobacco Settlement Financing Corp. New Jersey, Refunding, RB, Series 1A,
5.00%, 6/01/41	200	130,494

		500,819

New York — 6.9%
Chautauqua County Industrial Development Agency, RB, Dunkirk Power Project, (NRG Energy,
Inc.),
5.88%, 4/01/42	200	204,368
Long Island Power Authority, RB, Series A,
6.25%, 4/01/33	250	288,383
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	200	232,184

		724,935

North Carolina — 2.9%
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Deerfield, Series A,
6.00%, 11/01/33	200	197,020
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series A,
5.00%, 1/01/30	100	102,506

		299,526

Pennsylvania — 3.1%
Allegheny County Hospital Development Authority, RB, West Penn, Series A,
5.00%, 11/15/28	180	142,610
Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series B, AMT,
6.75%, 12/01/36(b)	180	185,400

		328,010

Texas — 13.0%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project,
6.20%, 7/01/45	140	141,350
Brazos River Authority, Refunding, RB, TXU Electric Co. Project, Series C, AMT,
5.75%, 5/01/36	200	191,282
Central Texas Regional Mobility Authority, RB, Senior Lien,
5.75%, 1/01/25	155	156,924
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed,
6.30%, 11/01/29	125	135,537
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F,
6.13%, 1/01/31	90	95,618

10	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (concluded)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Texas Private Activity Bonds Surface Transportation Corp., RB:
Senior Lien, NTE Mobility,
6.88%, 12/31/39	$200	$203,272
Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	200	201,256
Texas State Public Finance Authority Education, RB, KIPP, Inc., Series A, (ACA),
5.00%, 2/15/28	250	230,422

		1,355,661

Guam — 1.6%
Territory of Guam, GO, Series A,
7.00%, 11/15/39	150	162,932

Puerto Rico — 2.0%
Commonwealth of Puerto Rico, Refunding, RB, Public Improvement, Series C,
6.00%, 7/01/39	200	211,092

Total Municipal Bonds — 93.4%		9,742,792

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
California — 4.2%
Bay Area Toll Authority, RB, San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	400	435,552

Total Long-Term Investments (Cost — $9,715,731) — 97.6%		10,178,344

	Shares
Short-Term Securities
Dreyfus Tax Exempt Cash Management,
0.15%(d)	222,042	222,042

Total Short-Term Securities (Cost — $222,042) — 2.1%		222,042

Total Investments (Cost — $9,937,773*) — 99.7%		10,400,386
Other Assets Less Liabilities — 2.2%		230,078
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.9)%		(200,368)

Net Assets — 100.0%		$10,430,096

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,739,158

Gross unrealized appreciation	$489,129
Gross unrealized depreciation	(27,901)

Net unrealized appreciation	$461,228

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$10,178,344	—	$10,178,344
Short-Term Securities	$222,042	—	—	222,042

Total	$222,042	$10,178,344	—	$10,400,386

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	11

Schedule of Investments June 30, 2010 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
AH Mortgage Advance Trust, Series 2009-ADV2, Class A1,
2.29%, 8/15/19(a)(b)	$480	$476,400
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(a)	1,075	1,077,256
AmeriCredit Automobile Receivables Trust:
Series 2008-1, Class A2,
4.35%, 6/06/12(b)	322	324,802
Series 2008-2, Class A2,
4.35%, 8/06/12(b)	245	247,619
Series 2009-1, Class A3,
3.04%, 10/15/13	990	1,012,350
Series 2010-1, Class A3,
1.66%, 3/17/14	610	611,654
BA Credit Card Trust, Series 2007-A2, Class A2,
0.37%, 6/17/13(b)	1,080	1,078,944
Bank of America Auto Trust:
Series 2009-2A, Class A2,
1.16%, 2/15/12(a)	483	483,951
Series 2009-1A, Class A3,
2.67%, 7/15/13(a)	700	712,332
Series 2009-2A, Class A3,
2.13%, 9/15/13(a)	805	815,464
Capital One Auto Finance Trust:
Series 2006-C, Class A4,
0.38%, 5/15/13(b)	965	958,766
Series 2006-B, Class A4,
0.36%, 7/15/13(b)	793	790,518
Series 2007-B, Class A4,
0.38%, 4/15/14(b)	690	685,217
Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A,
4.85%, 11/15/13	565	577,327
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1,
0.40%, 10/25/36(b)	50	48,531
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/01/14	580	603,792
Chase Issuance Trust, Series 2007-A15, Class A,
4.96%, 9/17/12	1,000	1,008,980
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	410	418,146
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	1,105	1,116,423
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1, Class A5,
6.21%, 12/30/10	261	265,797
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13	625	650,468
Ford Credit Auto Owner Trust:
Series 2009-D, Class A2,
1.21%, 1/15/12	382	382,425
Series 2009-A, Class A3B,
2.85%, 1/15/12(b)	1,000	1,019,288
Series 2007-B, Class A4A,
5.24%, 7/15/12	970	1,008,991
Series 2006-B, Class D,
7.12%, 2/15/13(a)	410	424,432
Series 2009-D, Class A3,
2.17%, 10/15/13	2,290	2,320,979
Series 2009-A, Class A4,
6.07%, 5/15/14	560	616,109
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A,
0.60%, 6/15/11(b)	670	660,337
GSAA Trust, Series 2004-11, Class 2A2,
0.67%, 12/25/34(b)	13	10,213
Honda Auto Receivables Owner Trust:
Series 2007-2, Class A4,
5.57%, 12/21/10	933	954,746
Series 2008-1, Class A3,
4.47%, 1/18/11	467	472,121
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	1,110	1,122,043
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A,
0.60%, 6/17/13(a)(b)	545	540,231
Ocwen Advance Receivables Backed Notes, Series 2010-1A,
3.59%, 2/15/12(a)	480	482,640
PECO Energy Transition Trust, Series 2001-A, Class A1,
6.52%, 9/01/10	323	326,590
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4,
4.37%, 6/25/12	335	347,671
Series 2005-2, Class A2,
5.03%, 3/25/14	637	661,675
Santander Drive Auto Receivables Trust, Series 2010-A, Class A2,
1.37%, 8/15/13	1,165	1,160,340
SLM Student Loan Trust:
Series 2010-C, Class A1,
1.85%, 2/15/13(a)(b)	775	775,000
Series 2007-7, Class A2,
0.52%, 1/25/16(b)	1,425	1,421,008
Series 2008-5, Class A2,
1.42%, 10/25/16(b)	2,585	2,623,821
Series 2004-1, Class A2,
0.46%, 7/25/18(b)	1,204	1,201,663
Series 2006-5, Class A3,
0.35%, 10/25/19(b)	430	428,572
USAA Auto Owner Trust, Series 2009-1, Class A2,
2.64%, 8/15/11	8	7,582

Total Asset-Backed Securities — 19.2%		32,933,214

Corporate Bonds
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.,
6.40%, 12/15/11(a)	225	238,876
ITT Corp.,
4.90%, 5/01/14	375	408,633

		647,509

Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,025	1,052,212
2.50%, 3/26/13(a)	150	151,778
Bottling Group LLC,
6.95%, 3/15/14	750	885,142
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	870	880,068

		2,969,200

Capital Markets — 3.3%
The Bank of New York Mellon Corp.,
4.30%, 5/15/14	750	805,525
The Goldman Sachs Group, Inc.:
3.63%, 8/01/12	1,450	1,477,124
4.75%, 7/15/13	440	459,392
6.00%, 5/01/14	400	429,866
5.00%, 10/01/14	286	297,276
Morgan Stanley:
6.60%, 4/01/12	455	482,866
2.93%, 5/14/13(b)	1,100	1,103,935
6.00%, 5/13/14	575	609,262

		5,665,246

Commercial Banks — 6.8%
American Express Bank FSB,
5.50%, 4/16/13	275	297,146
ANZ National International Ltd.,
2.38%, 12/21/12(a)	675	683,703
Bank One Corp.,
5.25%, 1/30/13	1,700	1,809,201
Barclays Bank Plc,
5.45%, 9/12/12	223	236,986
Credit Suisse New York:
3.45%, 7/02/12	1,300	1,342,718
5.50%, 5/01/14	300	328,002
Lloyds TSB Bank Plc,
4.38%, 1/12/15 (a)	1,060	1,021,267

12	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Commercial Banks (concluded)
Nordea Bank AB,
2.50%, 11/13/12(a)	$665	$672,274
Rabobank Nederland NV,
2.65%, 8/17/12(a)(c)	1,650	1,682,362
Regions Financial Corp.,
4.88%, 4/26/13	760	763,930
Standard Chartered Plc,
3.85%, 4/27/15	720	726,427
Suncorp-Metway Ltd.,
0.91%, 12/17/10(a)(b)	915	915,482
Svenska Handelsbanken AB:
2.88%, 9/14/12(a)	125	126,869
4.88%, 6/10/14(a)	160	168,937
U.S. Bancorp,
4.20%, 5/15/14	800	855,751

		11,631,055

Consumer Finance — 1.2%
American Express Credit Corp.,
7.30%, 8/20/13	425	481,187
Capital One Financial Corp.:
5.70%, 9/15/11	1,000	1,040,289
4.80%, 2/21/12	595	615,513

		2,136,989

Containers & Packaging — 0.2%
Temple-Inland, Inc.:
7.88%, 5/01/12	200	214,932
6.63%, 1/15/16	170	175,652

		390,584

Diversified Financial Services — 4.2%
Bank of America Corp.:
5.38%, 6/15/14	280	294,115
4.50%, 4/01/15	983	993,539
The Bear Stearns Cos. LLC,
6.95%, 8/10/12	1,000	1,096,868
Citigroup, Inc.,
6.00%, 12/13/13	1,200	1,258,936
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	505	514,211
General Electric Capital Corp.,
2.80%, 1/08/13(c)	1,900	1,921,097
JPMorgan Chase & Co.,
4.75%, 5/01/13	800	853,445
TIAA Global Markets, Inc.,
4.88%, 1/12/11(a)	335	340,254

		7,272,465

Diversified Telecommunication Services — 3.9%
BellSouth Corp.:
6.00%, 10/15/11	705	748,409
4.75%, 11/15/12	700	750,466
Koninklijke KPN NV,
8.00%, 10/01/10	515	523,206
Telefonica Emisiones SAU:
5.98%, 6/20/11	400	414,729
2.58%, 4/26/13	750	744,841
TELUS Corp.,
8.00%, 6/01/11	336	356,186
Verizon Communications, Inc.,
5.25%, 4/15/13	1,045	1,145,469
Verizon Global Funding Corp.,
7.25%, 12/01/10	735	754,889
Verizon New Jersey, Inc.,
5.88%, 1/17/12	1,225	1,298,659

		6,736,854

Electric Utilities — 2.7%
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	715	769,755
Energy East Corp.,
6.75%, 6/15/12	616	665,659
Florida Power Corp.,
6.65%, 7/15/11	430	452,570
FPL Group Capital, Inc.,
5.63%, 9/01/11	800	836,418
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	800	820,237
Progress Energy, Inc.,
7.10%, 3/01/11	650	675,849
Rochester Gas & Electric Corp.,
6.95%, 4/01/11	445	462,926

		4,683,414

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.:
4.45%, 9/14/12	885	923,479
5.50%, 9/14/15	135	145,309

		1,068,788

Food & Staples Retailing — 0.9%
CVS Caremark Corp.,
5.75%, 8/15/11	1,400	1,462,801

Food Products — 2.1%
Kraft Foods, Inc.:
5.63%, 11/01/11	935	983,887
6.25%, 6/01/12	1,151	1,254,568
6.00%, 2/11/13	500	551,228
WM Wrigley Jr. Co.,
2.45%, 6/28/12	800	801,296

		3,590,979

Health Care Equipment & Supplies — 0.7%
CareFusion Corp.,
4.13%, 8/01/12	750	783,448
Covidien International Finance SA,
5.45%, 10/15/12	330	359,964

		1,143,412

Insurance — 2.2%
Allstate Financial Global Funding,
6.50%, 6/14/11(a)	740	766,428
Metropolitan Life Global Funding I:
2.44%, 6/10/11(a)(b)	625	632,827
5.13%, 4/10/13(a)(c)	1,400	1,514,199
Prudential Financial, Inc.:
3.63%, 9/17/12	430	442,888
2.75%, 1/14/13	450	452,198

		3,808,540

Life Sciences Tools & Services — 0.5%
Life Technologies Corp.,
3.38%, 3/01/13	850	868,846

Machinery — 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14	380	470,815

Media — 1.4%
Cox Communications, Inc.,
7.13%, 10/01/12	900	1,000,002
Time Warner Cable, Inc.:
5.40%, 7/02/12	1,000	1,068,175
6.20%, 7/01/13	228	255,004

		2,323,181

Metals & Mining — 0.6%
Rio Tinto Finance USA Ltd.,
8.95%, 5/01/14	800	970,349

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.,
6.85%, 6/01/15	375	425,796

Oil, Gas & Consumable Fuels — 2.8%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	700	761,534
Cenovus Energy, Inc.,
4.50%, 9/15/14(a)	650	694,323
Enterprise Products Operating LLC:
7.50%, 2/01/11	660	679,875
4.60%, 8/01/12	350	366,057
6.13%, 2/01/13	150	161,919
6.38%, 2/01/13	225	244,495
Rockies Express Pipeline LLC,
6.25%, 7/15/13(a)	535	569,322

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	13

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Southeast Supply Header LLC,
4.85%, 8/15/14(a)	$410	$430,355
Statoil ASA,
3.88%, 4/15/14	520	553,415
XTO Energy, Inc.,
7.50%, 4/15/12	325	361,870

		4,823,165

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance III LLC,
1.50%, 6/15/12	835	838,174

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	132	142,868
WEA Finance LLC/WT Finance Australia Pty Ltd.,
5.75%, 9/02/15	195	210,792
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC,
5.13%, 11/15/14(a)	295	308,799

		662,459

Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.:
5.90%, 7/01/12	375	406,162
4.30%, 7/01/13	205	217,976
CSX Corp.,
5.50%, 8/01/13	1,311	1,433,155
Union Pacific Corp.:
6.65%, 1/15/11	485	498,484
6.13%, 1/15/12	700	751,776

		3,307,553

Semiconductors & Semiconductor Equipment — 0.9%
Maxim Integrated Products, Inc.,
3.45%, 6/14/13	605	609,951
National Semiconductor Corp.:
6.15%, 6/15/12	690	738,941
3.95%, 4/15/15	245	248,289

		1,597,181

Tobacco — 0.5%
Philip Morris International, Inc.,
4.88%, 5/16/13	760	821,962

Wireless Telecommunication Services — 3.2%
Cellco Partnership/Verizon Wireless Capital LLC:
3.75%, 5/20/11(c)	2,450	2,509,361
5.25%, 2/01/12	300	318,004
Crown Castle Towers LLC,
4.52%, 1/15/15(a)	670	699,074
Rogers Communications, Inc.:
7.88%, 5/01/12	290	322,433
7.25%, 12/15/12	670	749,636
SBA Tower Trust,
4.25%, 4/15/15	255	267,388
Vodafone Group Plc,
5.00%, 12/16/13	500	541,552

		5,407,448

Total Corporate Bonds — 44.1%		75,724,765

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)	350	361,605
Australia & New Zealand Banking Group Ltd.,
0.82%, 6/18/12(a)(b)	800	800,073
CDP Financial, Inc.,
3.00%, 11/25/14(a)	315	317,902
Danske Bank A/S,
2.50%, 5/10/12(a)	1,570	1,606,492
Dexia Credit Local SA:
2.38%, 9/23/11(a)	715	724,743
2.00%, 3/05/13(a)	380	379,790
Eksportfinans ASA:
5.00%, 2/14/12	300	318,214
3.00%, 11/17/14	460	473,714
FIH Erhvervsbank A/S:
2.45%, 8/17/12(a)	195	199,779
1.75%, 12/06/12(a)	755	761,604
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13	500	537,318
LeasePlan Corp. NV,
3.00%, 5/07/12(a)	475	488,540
Macquarie Bank Ltd.,
4.10%, 12/17/13(a)	1,300	1,395,073

Total Foreign Agency Obligations — 4.9%		8,364,847

Foreign Government Obligations
Canada — 0.7%
Province of Ontario Canada:
0.95%, 5/22/12(b)	560	561,672
4.10%, 6/16/14	600	645,239

Total Foreign Government Obligations — 0.7%		1,206,911

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.7%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.53%, 2/17/15(b)	850	839,375
Arran Residential Mortgages Funding Plc:
Series 2005-B, Class A1,
0.59%, 12/15/12(b)	1,240	1,222,144
Series 2006-2A, Class A2B,
0.59%, 9/20/56(a)(b)	322	317,906
Banc of America Funding Corp., Series 2004-C, Class 4A1,
0.68%, 12/20/34(b)	20	13,557
Banc of America Mortgage Securities, Series 04-A, Class 2A2, Series 2004-A, Class 2A2,
3.52%, 2/25/34(b)	222	203,630
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.56%, 10/25/34(b)	271	248,935
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
1.09%, 11/25/34(b)	13	9,084
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A,
3.31%, 5/20/34(b)	342	285,871
First Horizon Commercial Mortgage Trust, Series 2003-AR4, Class 2A1,
2.92%, 12/25/33(b)	102	98,304
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1,
3.01%, 12/25/34(b)	259	255,606
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.38%, 7/15/21(b)	520	511,856
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1,
4.86%, 6/25/34(b)	332	309,682
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1,
0.47%, 8/25/11(b)	1,228	1,198,141

14	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Series 2006-6, Class A1,
0.46%, 11/25/11(b)	$1,473	$1,417,236
Series 2007-2, Class A2A,
0.47%, 6/25/37(b)	833	782,839
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A1,
2.88%, 3/25/35(b)	388	347,221

		8,061,387

Commercial Mortgage-Backed Securities — 13.1%
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2, Class A4,
6.19%, 1/11/12	396	415,821
Series 2007-3, Class A2,
5.84%, 7/10/12(b)	730	750,192
Series 2007-2, Class A2,
5.63%, 4/10/49	2,000	2,066,758
Bear Stearns Commercial Mortgage Securities:
Series 2007-PR16, Class A2,
5.85%, 6/11/12(b)	1,165	1,212,413
Series 2000-WF2, Class A2,
7.32%, 10/15/32(b)	76	75,510
Series 2001-TOP2, Class A2,
6.48%, 2/15/35	1,457	1,487,946
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2,
7.32%, 9/15/10	386	385,854
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32	44	44,142
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2,
6.10%, 7/16/11(a)	1,395	1,463,047
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2,
5.18%, 8/15/12	880	924,578
Series 2002-CP3, Class A3,
5.60%, 7/15/35	250	265,110
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B,
7.18%, 11/10/33	77	76,870
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2,
7.20%, 9/15/10	170	169,983
Series 2001-C3, Class A3,
6.42%, 6/15/11	412	426,026
Series 2002-C1, Class A2,
6.14%, 1/12/12	666	696,238
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2,
6.07%, 11/10/11	1,520	1,584,842
Series 2001-1, Class A2,
6.53%, 5/15/33	2,061	2,108,038
Series 2005-C1, Class A2,
4.35%, 6/10/48	506	510,913
Series 2007-C1, Class A2,
5.42%, 12/10/49	1,209	1,241,559
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2,
6.96%, 11/15/10	541	545,454
Series 2003-C3, Class A3,
4.65%, 4/10/40	228	231,049
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2,
4.11%, 3/11/12	134	136,465
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3,
6.43%, 6/15/11	1,033	1,065,298
Series 2001-CIB3, Class A3,
6.47%, 12/15/11	525	548,762
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2,
4.06%, 8/15/10(b)	368	368,669
Series 2001-WM, Class A1,
6.16%, 7/14/11(a)	217	221,297
Series 2003-C7, Class A3,
4.56%, 7/15/12(b)	295	298,779
Series 2005-C2, Class A2,
4.82%, 4/15/30	292	291,945
Series 2007-C2, Class A2,
5.30%, 2/15/40	800	826,380
Morgan Stanley Capital I, Series 2001-TOP3, Class A4,
6.39%, 7/15/33	386	398,748
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2,
6.59%, 11/18/10	213	213,606
Series 2002-KEY2, Class A2,
4.47%, 3/18/36	75	77,093
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C17, Class A2,
4.78%, 3/15/10	317	317,271
Series 2006-C23, Class APB,
5.45%, 1/15/45	550	586,429
Series 2006-C28, Class A2,
5.50%, 10/15/48	425	434,792

		22,467,877

Total Non-Agency Mortgage-Backed Securities — 17.8%		30,529,264

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University,
3.63%, 5/01/14	175	186,076
State of California Various Purposes GO,
5.65%, 4/01/39	740	790,801

Total Taxable Municipal Bonds — 0.6%		976,877

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.6%
Fannie Mae:
Series 2006-54, Class OA,
6.00%, 3/25/27	194	196,833
Series 2005-57, Class PA,
5.50%, 5/25/27	33	33,191
Series 2006-99, Class PA,
5.50%, 5/25/30	722	746,851
Freddie Mac:
Series 3128, Class BA,
5.00%, 1/15/24	134	135,951
Series 3280, Class MA,
5.50%, 5/15/26	1,230	1,249,785
Series 3162, Class OA,
6.00%, 10/15/26	170	172,756
Series 3186, Class NA,
6.00%, 7/15/27	211	212,806

		2,748,173

Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1,
2.23%, 7/25/13	414	419,470
Series K003, Class A2,
3.61%, 6/25/14	420	440,046

		859,516

Mortgage-Backed Securities — 2.2%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18-10/01/24	2,266	2,452,909
4.86%, 6/01/35(b)	112	113,571
3.20%, 7/01/35(b)	373	386,705
5.05%, 8/01/35(b)	310	322,947
5.35%, 10/01/35(b)	349	374,460

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	15

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.31%, 6/01/33(b)	$149	$152,889
3.47%, 7/01/34(b)	25	26,236

		3,829,717

Total U.S. Government Sponsored Agency Securities — 4.3%		7,437,406

U.S. Treasury Obligations
U.S. Treasury Notes:
0.63%, 5/31/12(d)	1,717	1,721,962
1.13%, 6/15/13	1,460	1,465,811
2.13%, 5/31/15	1,660	1,688,536
1.88%, 6/30/15	1,085	1,089,153

Total U.S. Treasury Obligations — 3.5%		5,965,462

Total Long-Term Investments (Cost — $160,650,969) — 95.1%		163,138,746

	Shares
Short-Term Securities
Dreyfus Treasury Prime,
0.00%(e)	15,546,641	15,546,641

Total Short-Term Securities (Cost — $15,546,641) — 9.0%		15,546,641

Total Investments Before Outstanding Options Written (Cost — $176,197,610*) — 104.1%		178,685,387

	Contracts
Options Written
Exchange-Traded Put Options Written
3-month Euro-Dollar Futures, Strike Price USD 98.25, Expires 9/13/10,
(Premiums Received — $32,119) — (0.0)%	43	(1,612)

Total Investments Net of Outstanding Options Written — 104.1%		178,683,775
Liabilities in Excess of Other Assets — (4.1)%		(7,119,737)

Net Assets — 100.0%		$171,564,038

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$176,197,610

Gross unrealized appreciation	$2,847,917
Gross unrealized depreciation	(360,140)

Net unrealized appreciation	$2,487,777

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.40%	3/10/10	Open	$2,429,438	$2,426,419
Credit Suisse International	0.40%	3/16/10	Open	$1,836,492	1,834,331
Credit Suisse International	0.35%	4/27/10	Open	$1,432,303	1,431,413
RBS Securities Inc.	0.30%	5/14/10	Open	$1,649,161	1,648,515

Total					$7,340,678

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
365	U.S. Treasury Notes (2 Year)	September 2010	$79,872,265	$398,194
15	U.S. Treasury Notes (5 Year)	September 2010	$1,775,273	14,212

Total				$412,406

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
3	U.S. Treasury Notes (10 Year)	September 2010	$367,641	$(6,298)
13	U.S. Treasury Bonds (20 Year)	September 2010	$1,657,500	(45,369)

Total				$(51,667)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.80%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2011	USD	6,100	$13,044
1.09%(b)	3-month LIBOR	Barclays Bank Plc	March 2012	USD	9,900	(61,907)
2.49%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2015	USD	2,600	(65,811)
2.50%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	2,600	61,998
3.96%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	4,400	(409,152)
3.74%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	4,500	320,473

Total						$(141,355)

(a)	Fund pays floating interest rate and receives fixed rate.

16	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Schedule of Investments (continued)	Series S Portfolio

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
Hershey Foods Co.	1.00%	Goldman Sachs Bank USA	December 2014	USD 600	$(5,509)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$30,273,603	$2,659,611	$32,933,214
Corporate Bonds	—	75,724,765	—	75,724,765
Foreign Agency Obligations	—	8,364,847	—	8,364,847
Foreign Government Obligations	—	1,206,911	—	1,206,911
Non-Agency Mortgage-Backed Securities	—	29,689,889	839,375	30,529,264
Taxable Municipal Bonds	—	976,877	—	976,877
U.S. Government Sponsored Agency Securities	—	7,437,406	—	7,437,406
U.S. Treasury Obligations	—	5,965,462	—	5,965,462
Short-Term Securities	$15,546,641	—	—	15,546,641

Total	$15,546,641	$159,639,760	$3,498,986	$178,685,387

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$412,406	$395,515	—	$807,921
Liabilities:
Interest rate contracts	(53,279)	(536,870)	—	(590,149)
Credit contracts	—	(5,509)	—	(5,509)

Total	$359,127	$(146,864)	—	$212,263

[1]

Derivative financial instruments are financial futures contracts, swaps and options written. Financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010	17

Schedule of Investments (concluded)	Series S Portfolio

The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of March 31, 2010	$1,497,499	—	$1,497,499
Accrued discounts/premiums	(105)	—	(105)
Net change in unrealized appreciation/depreciation[2]	(2,748)	$(10,625)	(13,373)
Purchases	1,164,965	850,000	2,014,965
Transfers in3	—	—	—
Transfers out[3]	—	—	—

Balance, as of June 30, 2010	$2,659,611	$839,375	$3,498,986

[2]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $(13,373).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: August 25, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: August 25, 2010